Warrants - Additional Information (Detail) - $ / shares	Mar. 31, 2021	Mar. 26, 2021	Dec. 31, 2020	Oct. 20, 2020
Warrant price per share (in Dollars per share)	$ 11.50
Panacea Acquisition Corp
Business combination price per share (in Dollars per share)			$ 9.20
Equity interest percentage			60.00%
Market value price per share (in Dollars per share)			$ 9.20
Fair market value percentage			115.00%
Share price (in Dollars per share)			$ 18.00
Market value issuance, percentage			180.00%
Common Class A [Member]
Share price (in Dollars per share)	$ 11.50	$ 10.28		$ 10.00
Common Class A [Member] | Panacea Acquisition Corp
Warrant price per share (in Dollars per share)			$ 18.00
Share price (in Dollars per share)				$ 10.00